CONSOLIDATED STATEMENT OF OPERATIONS (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenue
Rent	$ 25	$ 25	$ 76	$ 76
Operating expenses
Operating Expenses	34	15	71	46
Corporate general and administrative	53	65	238	296
Total operating expenses	87	80	309	342
Operating earnings (loss)	(62)	(55)	(233)	(266)
Other income (expense)
Interest income from a related party	53	54	159	172
Interest income from a third party	2	3	8	12
Interest expense	(1)	(3)	(5)	(9)
Other income (expense), net		83	191	83
	54	137	353	258
Earnings (loss) from continuing operations	(8)	82	120	(8)
Discontinued Operations
Loss from discontinued operations	0	(38)	0	(182)
Gain from disposal of oil & gas operations	(0)	2,138	(0)	2,138
	(0)	2,100	(0)	1,956
Earnings (loss) applicable to common shares	$ (8)	$ 2,182	$ 120	$ 1,948
Net income (loss) per common share-basic and diluted	$ 0.01	$ 0.43	$ 0.02	$ 0.38
Weighted average common and equivalent shares outstanding - basic	5,132	5,132	5,132	5,132